CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,575	$ 9,278
Short-term bank deposits	9,663	2,862
Trade receivables	11,786	10,898
Inventories	9,488	6,135
Other accounts receivable and prepaid expenses	602	934
Total current assets	39,114	30,107
LONG-TERM ASSETS:
Severance pay fund	56	57
Long-term tax receivables	0	874
Deferred tax asset, net	496	224
Operating lease right-of-use assets	5,911	6,555
Property and equipment, net	14,578	9,354
Total long-term assets	21,041	17,064
Total assets	60,155	47,171
CURRENT LIABILITIES:
Trade payables	7,367	7,503
Other accounts payable and accrued expenses	5,136	5,689
Short-term operating lease liabilities	827	789
Total current liabilities	13,330	13,981
LONG-TERM LIABILITIES:
Accrued severance pay	443	447
Long-term operating lease liabilities	5,190	5,871
Total long-term liabilities	5,633	6,318
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares at December 31, 2024 and December 31, 2023; Issued and outstanding: 6,714,040 shares at December 31, 2024 and 6,020,693 shares at December 31, 2023	6,011	5,443
Additional paid-in capital	32,627	23,587
Foreign currency translation adjustments	664	783
Capital reserves	2,507	1,900
Accumulated deficit	(617)	(4,841)
Total shareholders' equity	41,192	26,872
Total liabilities and shareholders' equity	$ 60,155	$ 47,171